Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Sep. 06, 2022 USD ($)	Sep. 06, 2022 ILS (₪)	Jan. 03, 2022 USD ($)	Jan. 03, 2022 ILS (₪)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Jan. 16, 2022 USD ($)	Jan. 16, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Royalty commitments, description									Under the Company’s research and development agreements with the Israel Innovation Authority (the IIA) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the IIA.	Under the Company’s research and development agreements with the Israel Innovation Authority (the IIA) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the IIA.
Outstanding contingent obligation to pay royalties									$ 3,603
Company reimbursement value			$ 160,000	₪ 500,000			$ 361,000	₪ 1,232,709
Agreement according value					$ 210,000	₪ 700,000			$ 28,000	₪ 100,000
Company collected insurance proceeds amount	$ 54,000	₪ 190,000
Equipment [Member]
Commitments and Contingent Liabilities [Line Items]
Company reimbursement value			$ 241,000	₪ 750,694